EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2016	2015	2014
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$182,810	$172,929	$151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	14,806	13,634	11,444

Earnings allocated to Watsco, Inc. shareholders	$168,004	$159,295	$139,943

Weighted-average common shares outstanding - Basic	32,582,385	32,435,961	32,308,073

Basic earnings per share for Common and Class B common stock	$5.16	$4.91	$4.33

Allocation of earnings for Basic:
Common stock	$154,021	$146,037	$128,214
Class B common stock	13,983	13,258	11,729

	$168,004	$159,295	$139,943

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$182,810	$172,929	$151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	14,801	13,626	11,435

Earnings allocated to Watsco, Inc. shareholders	$168,009	$159,303	$139,952

Weighted-average common shares outstanding - Basic	32,582,385	32,435,961	32,308,073
Effect of dilutive stock options	34,119	44,395	50,781

Weighted-average common shares outstanding - Diluted	32,616,504	32,480,356	32,358,854

Diluted earnings per share for Common and Class B common stock	$5.15	$4.90	$4.32